LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Weighted average number of common shares issued and outstanding	92,091,983	84,022,424
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	The number of potentially dilutive common shares resulting from the exercise of outstanding warrants and stock options that were not included in the calculation of diluted loss per share was 8,692,334 (March 31, 2021: 10,415,632).